Real Estate Investments, Net - Acquisitions (Details) - USD ($)	12 Months Ended			71 Months Ended	74 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Mar. 31, 2021
Real Estate Properties [Line Items]
Contract purchase price				$ 1,089,431,000	$ 1,092,381,000
Catalina West Haven ALF [Member]
Real Estate Properties [Line Items]
Type Of Property Acquired	Senior Housing — RIDEA
Date of acquisition of property	Jan. 01, 2020
Contract purchase price	$ 12,799,000
Lines Of Credit Related To Acquisition Of Properties	12,700,000
Related Party Transactions Total Acquisition Fees	$ 278,000
Louisiana Senior Housing Portfolio [Member]
Real Estate Properties [Line Items]
Type Of Property Acquired	Senior Housing — RIDEA
Date of acquisition of property	Jan. 03, 2020
Contract purchase price	$ 34,000,000
Lines Of Credit Related To Acquisition Of Properties	32,700,000
Related Party Transactions Total Acquisition Fees	$ 737,000
Catalina Madera ALF [Member]
Real Estate Properties [Line Items]
Type Of Property Acquired	Senior Housing — RIDEA
Date of acquisition of property	Jan. 31, 2020
Contract purchase price	$ 17,900,000
Lines Of Credit Related To Acquisition Of Properties	17,300,000
Related Party Transactions Total Acquisition Fees	389,000
Lithonia MOB [Member]
Real Estate Properties [Line Items]
Type Of Property Acquired		Medical Office
Date of acquisition of property		Mar. 05, 2019
Contract purchase price		$ 10,600,000
Related Party Transactions Total Acquisition Fees		$ 477,000
West Des Moines SNF [Member]
Real Estate Properties [Line Items]
Type Of Property Acquired		Skilled Nursing
Date of acquisition of property		Mar. 24, 2019
Contract purchase price		$ 7,000,000
Related Party Transactions Total Acquisition Fees		$ 315,000
Great Nord MOB Portfolio [Member]
Real Estate Properties [Line Items]
Type Of Property Acquired		Medical Office
Date of acquisition of property		Apr. 08, 2019
Contract purchase price		$ 44,000,000
Lines Of Credit Related To Acquisition Of Properties		15,000,000
Related Party Transactions Total Acquisition Fees		$ 1,011,000
Michigan ALF Portfolio Five [Member]
Real Estate Properties [Line Items]
Type Of Property Acquired		Senior Housing
Date of acquisition of property		May 01, 2019
Contract purchase price		$ 14,000,000
Lines Of Credit Related To Acquisition Of Properties		3,500,000
Related Party Transactions Total Acquisition Fees		315,000
Borrowings and assumptions on mortgage loans payable		$ 10,493,000
Overland Park MOB [Member]
Real Estate Properties [Line Items]
Type Of Property Acquired		Medical Office
Date of acquisition of property		Aug. 05, 2019
Contract purchase price		$ 28,350,000
Lines Of Credit Related To Acquisition Of Properties		28,700,000
Related Party Transactions Total Acquisition Fees		$ 638,000
Blue Badger MOB [Member]
Real Estate Properties [Line Items]
Type Of Property Acquired		Medical Office
Date of acquisition of property		Aug. 09, 2019
Contract purchase price		$ 13,650,000
Lines Of Credit Related To Acquisition Of Properties		12,000,000
Related Party Transactions Total Acquisition Fees		$ 307,000
Bloomington MOB [Member]
Real Estate Properties [Line Items]
Type Of Property Acquired		Medical Office
Date of acquisition of property		Aug. 13, 2019
Contract purchase price		$ 18,200,000
Lines Of Credit Related To Acquisition Of Properties		17,400,000
Related Party Transactions Total Acquisition Fees		$ 409,000
Memphis MOB [Member]
Real Estate Properties [Line Items]
Type Of Property Acquired		Medical Office
Date of acquisition of property		Aug. 15, 2019
Contract purchase price		$ 8,700,000
Lines Of Credit Related To Acquisition Of Properties		8,600,000
Related Party Transactions Total Acquisition Fees		$ 196,000
Haverhill MOB [Member]
Real Estate Properties [Line Items]
Type Of Property Acquired		Medical Office
Date of acquisition of property		Aug. 27, 2019
Contract purchase price		$ 15,500,000
Lines Of Credit Related To Acquisition Of Properties		15,450,000
Related Party Transactions Total Acquisition Fees		$ 349,000
Fresno MOB [Member]
Real Estate Properties [Line Items]
Type Of Property Acquired		Medical Office
Date of acquisition of property		Oct. 30, 2019
Contract purchase price		$ 10,000,000
Lines Of Credit Related To Acquisition Of Properties		9,950,000
Related Party Transactions Total Acquisition Fees		$ 225,000
Colorado Foothills MOB Portfolio [Member]
Real Estate Properties [Line Items]
Type Of Property Acquired		Medical Office
Date of acquisition of property		Nov. 19, 2019
Contract purchase price		$ 31,200,000
Lines Of Credit Related To Acquisition Of Properties		30,500,000
Related Party Transactions Total Acquisition Fees		702,000
Central Wisconsin Senior Care Portfolio [Member]
Real Estate Properties [Line Items]
Type Of Property Acquired			Skilled Nursing
Date of acquisition of property			Mar. 01, 2018
Contract purchase price			$ 22,600,000
Lines Of Credit Related To Acquisition Of Properties			22,600,000
Related Party Transactions Total Acquisition Fees			$ 1,018,000
Sauk Prairie MOB [Member]
Real Estate Properties [Line Items]
Type Of Property Acquired			Medical Office
Date of acquisition of property			Apr. 09, 2018
Contract purchase price			$ 19,500,000
Lines Of Credit Related To Acquisition Of Properties			19,500,000
Related Party Transactions Total Acquisition Fees			$ 878,000
Surprise MOB [Member]
Real Estate Properties [Line Items]
Type Of Property Acquired			Medical Office
Date of acquisition of property			Apr. 27, 2018
Contract purchase price			$ 11,650,000
Lines Of Credit Related To Acquisition Of Properties			8,000,000
Related Party Transactions Total Acquisition Fees			$ 524,000
Southfield MOB [Member]
Real Estate Properties [Line Items]
Type Of Property Acquired			Medical Office
Date of acquisition of property			May 11, 2018
Contract purchase price			$ 16,200,000
Lines Of Credit Related To Acquisition Of Properties			10,000,000
Related Party Transactions Total Acquisition Fees			728,000
Borrowings and assumptions on mortgage loans payable			$ 6,071,000
Pinnacle Beaumont ALF [Member]
Real Estate Properties [Line Items]
Type Of Property Acquired			Senior Housing — RIDEA
Date of acquisition of property			Jul. 01, 2018
Contract purchase price			$ 19,500,000
Lines Of Credit Related To Acquisition Of Properties			19,400,000
Related Party Transactions Total Acquisition Fees			$ 868,000
Grand Junction MOB [Member]
Real Estate Properties [Line Items]
Type Of Property Acquired			Medical Office
Date of acquisition of property			Jul. 06, 2018
Contract purchase price			$ 31,500,000
Lines Of Credit Related To Acquisition Of Properties			31,400,000
Related Party Transactions Total Acquisition Fees			$ 1,418,000
Edmonds MOB [Member]
Real Estate Properties [Line Items]
Type Of Property Acquired			Medical Office
Date of acquisition of property			Jul. 30, 2018
Contract purchase price			$ 23,500,000
Lines Of Credit Related To Acquisition Of Properties			22,000,000
Related Party Transactions Total Acquisition Fees			$ 1,058,000
Pinnacle Warrenton ALF [Member]
Real Estate Properties [Line Items]
Type Of Property Acquired			Senior Housing — RIDEA
Date of acquisition of property			Aug. 01, 2018
Contract purchase price			$ 8,100,000
Lines Of Credit Related To Acquisition Of Properties			8,100,000
Related Party Transactions Total Acquisition Fees			$ 360,000
Glendale MOB [Member]
Real Estate Properties [Line Items]
Type Of Property Acquired			Medical Office
Date of acquisition of property			Aug. 13, 2018
Contract purchase price			$ 7,600,000
Lines Of Credit Related To Acquisition Of Properties			7,000,000
Related Party Transactions Total Acquisition Fees			$ 342,000
Missouri Skilled Nursing Facility Portfolio [Member]
Real Estate Properties [Line Items]
Type Of Property Acquired			Skilled Nursing
Date of acquisition of property			Sep. 28, 2018
Contract purchase price			$ 88,200,000
Lines Of Credit Related To Acquisition Of Properties			87,000,000
Related Party Transactions Total Acquisition Fees			$ 3,970,000
Flemington MOB [Member]
Real Estate Properties [Line Items]
Type Of Property Acquired			Medical Office
Date of acquisition of property			Nov. 29, 2018
Contract purchase price			$ 16,950,000
Lines Of Credit Related To Acquisition Of Properties			15,500,000
Related Party Transactions Total Acquisition Fees			$ 763,000
Lawrenceville MOB II [Member]
Real Estate Properties [Line Items]
Type Of Property Acquired			Medical Office
Date of acquisition of property			Dec. 19, 2018
Contract purchase price			$ 9,999,000
Lines Of Credit Related To Acquisition Of Properties			10,100,000
Related Party Transactions Total Acquisition Fees			$ 450,000
Mill Creek MOB [Member]
Real Estate Properties [Line Items]
Type Of Property Acquired			Medical Office
Date of acquisition of property			Dec. 21, 2018
Contract purchase price			$ 8,250,000
Lines Of Credit Related To Acquisition Of Properties			6,200,000
Related Party Transactions Total Acquisition Fees			$ 371,000
Modesto MOB [Member]
Real Estate Properties [Line Items]
Type Of Property Acquired			Medical Office
Date of acquisition of property			Dec. 28, 2018
Contract purchase price			$ 16,000,000
Lines Of Credit Related To Acquisition Of Properties			15,400,000
Related Party Transactions Total Acquisition Fees			$ 720,000
Michigan ALF Portfolio [Member]
Real Estate Properties [Line Items]
Type Of Property Acquired			Senior Housing
Date of acquisition of property			Dec. 28, 2018
Contract purchase price			$ 56,000,000
Lines Of Credit Related To Acquisition Of Properties			53,400,000
Related Party Transactions Total Acquisition Fees			2,520,000
2020 Acquisitions [Member]
Real Estate Properties [Line Items]
Contract purchase price	64,699,000
Lines Of Credit Related To Acquisition Of Properties	62,700,000
Related Party Transactions Total Acquisition Fees	$ 1,404,000
2019 Acquisitions [Member]
Real Estate Properties [Line Items]
Contract purchase price		201,200,000
Lines Of Credit Related To Acquisition Of Properties		141,100,000
Related Party Transactions Total Acquisition Fees		4,944,000
Borrowings and assumptions on mortgage loans payable		$ 10,493,000
2018 Acquisitions [Member]
Real Estate Properties [Line Items]
Contract purchase price			355,549,000
Lines Of Credit Related To Acquisition Of Properties			335,600,000
Related Party Transactions Total Acquisition Fees			15,988,000
Borrowings and assumptions on mortgage loans payable			$ 6,071,000